Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax

13.	INCOME TAX

For the three months ended March 31, 2019 and 2018, the Company did not record any income tax expense or benefit. No tax benefit has been recorded in relation to the pre-tax loss for the three months ended March 31, 2019 and 2018, due to a full valuation allowance to offset any deferred tax asset related to net operating loss carry forwards attributable to the losses.

17.	INCOME TAX

The components of income tax expense (benefit) are as follows (in thousands):

	Year Ended December 31,
	2018	2017
Current
U.S. Federal	$-	$-
U.S. State and local	13	-
Australia	9	98
Total current	22	98

	Year Ended December 31,
	2018	2017
Deferred
U.S. Federal	$-	$-
U.S. State and local	-	-
Australia	(6)	(44)
Total deferred	(6)	(44)

Total income tax expense	16	54

At December 31, 2018 and 2017, the Company had deferred tax assets of $430,000 and $235,000, respectively, against which a valuation allowance of $380,000 and $191,000, respectively, had been recorded. The change in the valuation allowance for the year ended December 31, 2018 was an increase of $189,000. The increase in the valuation allowance for the year ended December 31, 2018 was mainly attributable to increases in U.S. net operating losses and share-based compensation, which resulted in an increase in the Company’s deferred tax assets. The Company established valuation allowances equal to the full amount of its U.S. deferred tax assets because of the uncertainty of the realization of these deferred tax assets in future periods. The Company periodically assesses the likelihood that it will be able to recover the deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income.

Significant components of our deferred tax assets at December 31, 2018 and 2017 were as follows ($ in thousands):

	Year Ended December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards – U.S.	224	68
Charitable contribution carryforward	3	-
Share-based compensation	153	123
Accrued liabilities	50	44
Gross deferred tax assets	430	235
Valuation allowance	(380)	(191)
Net deferred tax assets	50	44

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2018 and 2017 is as follows:

	For the Year Ended
	December 31,
	2018	2017
U.S. federal statutory tax rate	21.0%	34.0%
State income taxes, net of federal benefit	(7.1)	(67.2)
U.S. vs. foreign tax rate differential	-	(20.7)
Impact of tax law change	-	140.5
Deferred tax adjustments	-	(205.7)
Deemed repatriation	-	34.7
Other	(9.5)	(8.1)
Change in valuation allowance	(7.4)	178.4
Effective tax rate	(3.0)%	85.9%

The Company had approximately $749,000 and $235,000 of gross net operating loss (“NOL”) carryforwards (U.S. federal and state) as of December 31, 2018 and 2017, respectively, which begin to expire after 2036 through 2038. Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the NOL carryforwards available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in ownership in excess of 50% over a three-year period, the amount of the NOL carryforwards that the Company may utilize in any one year may be limited.

The Tax Cuts and Jobs Act (the “Act”) was enacted in December 2017. Among other things, the Act reduces the U.S. federal corporate tax rate from 35 percent to 21 percent, eliminates the alternative minimum tax for corporations, and creates a one-time deemed repatriation of profits earned outside of the U.S. The reduction of the corporate tax rate resulted in a write-down of the Company’s gross deferred tax assets of approximately $88,000, and a corresponding write-down of the valuation allowance. The one-time deemed repatriation of profits by the Company’s Australian subsidiary in 2017 resulted in a decrease in its NOL of approximately $64,000.